Vessels (Predecessor) (Details) - USD ($)		11 Months Ended	12 Months Ended
	Dec. 24, 2019	Nov. 29, 2021	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Mar. 08, 2020
Net Book Value [Abstract]
Beginning balance			$ 63,672,000
Ending balance			$ 71,100,000
OceanPal Inc. Predecessors [Member]
Vessels [Abstract]
Sale price	$ 7,275,000
Vessel impairment charges		$ 3,047,978			$ 3,047,978
Vessel fair value adjustment				$ 200,500
Vessel Cost [Abstract]
Beginning balance		47,405,161		38,600,196
Additions for improvements				1,474,965
Vessel transferred from held for sale				7,129,500
Ending balance				47,405,161	38,600,196
Accumulated Depreciation [Abstract]
Beginning balance		(15,155,862)		(13,139,306)
Depreciation for the period		1,970,000		(2,016,556)	2,270,000
Ending balance				(15,155,862)	(13,139,306)
Net Book Value [Abstract]
Beginning balance		$ 32,249,299		25,460,890
Additions for improvements				1,474,965
Vessel fair value adjustment				200,500
Depreciation for the period				(2,016,556)
Vessel transferred from held for sale				7,129,500
Ending balance				$ 32,249,299	$ 25,460,890
OceanPal Inc. Predecessors [Member] | Calipso
Vessels [Abstract]
Fair value						$ 7,330,000